Employee benefit plans and stock-based compensation plans (reflecting the two-for-one stock split (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average assumptions to value options and SSRs Granted
Expected volatility of stock	38.40%	37.50%	30.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Weighted average assumptions to value options and SSRs Granted
Expected life of option, in years	3	3	3
Risk-free interest rate	0.50%	1.30%	1.60%
Expected volatility of stock	36.00%	35.00%	30.00%
Maximum [Member]
Weighted average assumptions to value options and SSRs Granted
Expected life of option, in years	5	5	5
Risk-free interest rate	2.40%	2.40%	3.40%
Expected volatility of stock	41.00%	39.00%	37.00%